CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 406,839	₽ 382,698	₽ 365,830
Sales of goods	69,267	68,768	52,088
Revenue	476,106	451,466	417,918
Cost of services	114,995	104,929	115,656
Cost of goods	63,889	63,253	45,475
Selling, general and administrative expenses	90,796	83,427	90,349
Depreciation and amortization	96,279	95,386	73,940
Operating share of the profit of associates and joint ventures	(4,583)	(3,799)	(3,210)
Impairment of non-current assets	(148)	149	3,775
Impairment of financial assets	7,756	3,661	2,903
Other income	(7,066)	(4,561)	(1,211)
Operating profit	114,188	109,021	90,241
Finance income	(4,356)	(5,587)	(5,255)
Finance costs	47,368	36,988	26,011
Currency exchange (gain) / loss	(2,106)	4,043	(818)
Non-operating share of the (profit) / loss of associates and joint ventures	(3,496)	909	436
Change in fair value of financial instruments	7,455	(5,385)	(110)
Other expenses	2,450	934	990
Profit before tax	66,873	77,119	68,987
Income tax expense	15,750	15,395	17,780
Profit for the year from continuing operations	51,123	61,724	51,207
(Profit) / loss from discontinued operations	(3,976)	53,892	(5,383)
Profit for the year	55,099	7,832	56,590
Profit for the year attributable to:
Owners of the Company	54,241	6,848	56,042
Non-controlling interests	₽ 858	₽ 984	₽ 548
Earnings per share from continuing operations (basic), Russian Rubles:	₽ 28.22	₽ 32.42	₽ 25.93
Earnings per share from continued operations (diluted), Russian Rubles:	28.18	32.38	25.91
Earnings per share from discontinued operations (basic), Russian Rubles:	2.23	(28.76)	2.76
Earnings per share from discontinued operations (diluted), Russian Rubles:	₽ 2.23	₽ (28.73)	₽ 2.75